Income tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax asset		$ 0
Accumulated loss carry-forwards	$ 484,200,000	152,500,000
Unused tax losses for which no deferred tax asset recognized	345,300,000	136,800,000
Hypothetical deferred tax impact of unused tax losses for which no deferred tax asset recognised	71,100,000	28,200,000	$ 10,400,000
Foreign Jurisdictions Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	12,400,000	8,700,000
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses for which deferred tax asset recognized	126,500,000	$ 6,100,000
Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax asset	$ 0
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	20.60%	21.40%	21.40%	22.00%